Related-Party Transaction (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction (Textual) [Abstract]
Deposits from executive officers, directors and their related business interests	$ 10.5	$ 10.2